Condensed Financial Information of the Parent Company Only (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Assets
Cash and due from bank subsidiaries	$ 27,079	$ 31,020
Premises and equipment	38,079	37,021
Deferred tax asset	13,131	14,673
Other assets	12,675	15,928
Total assets	1,140,122	1,181,606
Liabilities and Stockholders' Equity
Subordinated notes	49,486	49,486
Other liabilities	4,275	6,532
Stockholders' equity	74,380	92,220	102,576	101,488
Total liabilities and stockholders' equity	1,140,122	1,181,606
Hawthorn Bancshares, Inc.
Assets
Cash and due from bank subsidiaries	450	1,863
Investment in equity securities	1,486	1,486
Investment in subsidiaries	122,413	139,849
Premises and equipment		1
Deferred tax asset	130	1,424
Other assets	1,011	1,022
Total assets	125,490	145,645
Liabilities and Stockholders' Equity
Subordinated notes	49,486	49,486
Other liabilities	1,624	3,939
Stockholders' equity	74,380	92,220
Total liabilities and stockholders' equity	$ 125,490	$ 145,645